Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—88.0%
		Air Transportation—2.3%
$13,000,000		Monroe Energy LLC, 6.530%, 1/18/2023	12/27/2022	$12,950,481	$ 12,950,481
		Automotive—1.1%
6,100,569	[2]	VINFAST Trading and Production LLC, 7.827% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	6,072,041	6,094,833
		Banking—9.0%
5,000,000	[2]	Access Bank PLC, 8.996% (SOFR +4.500%), 6/13/2023	12/20/2022	5,000,000	5,000,000
10,000,000	[2]	Banco Do Brasil S.A., 5.636% (SOFR +1.100%), 8/11/2023	12/13/2022	9,795,000	10,000,000
9,000,000		Banco Santander Brasil SA, 3.244%, 1/23/2023	4/27/2022	9,000,000	8,999,941
5,600,000		Doha Bank, 5.172%, 2/9/2023	11/23/2022	5,600,000	5,599,517
8,000,000	[2]	Joint Stock Commercial Bank Agrobank, 8.455% (SOFR +4.500%), 10/13/2023	10/17/2022	8,000,000	8,037,894
EUR 4,500,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	11/26/2021	4,494,250	4,755,922
$ 3,200,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	3,200,000	3,160,947
5,000,000		Yapi ve Kredi Bankasi A.S., 2.170%, 6/3/2023	11/18/2022	5,019,800	5,209,433
		TOTAL			50,763,654
		Basic Industry - Forestry/Paper—0.0%
225,000	[2]	Bahia Cellulose, 6.911% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	225,338	225,000
		Basic Industry - Metals/Mining Excluding Steel—5.8%
7,000,000	[2]	China Hongqiao Group Ltd., 8.529% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	7,000,000	7,000,000
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.012% (3-month USLIBOR +3.050%), 6/8/2025	7/31/2018- 7/6/2021	5,507,949	5,501,077
10,000,000	[2]	PJSC Acron, 5.820% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	10,000,000	9,668,784
10,000,000	[2]	PJSC MMC Norilsk Nickel, 5.416% (SOFR +1.400%), 2/20/2025	11/30/2020- 10/22/2021	9,956,125	9,285,412
800,000		Tasiast Mauritanie Ltd. SA, 9.455%, 12/15/2027	10/15/2020	800,000	800,000
500,000	[2]	Uralkali PJSC, 4.655% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	366,586
		TOTAL			32,621,859
		Building & Development—0.8%
4,500,000	[2]	IHS Zambia Ltd., 9.079% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,494,250	4,388,594
		Building Materials—1.8%
10,551,086		Cemex S.A.B de C.V., 5.670%, 5/5/2023	10/12/2022- 11/4/2022	10,252,261	10,420,375
		Capital Goods - Aerospace & Defense—0.0%
49,382	[2]	Gulf Air BSC, 7.161% (1-month USLIBOR +3.250%), 1/19/2023	3/27/2017	49,456	49,382
		Consumer Goods - Food - Wholesale—1.1%
275,000	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	275,000	257,084
5,411,765	[2]	International Beverage Tashkent, 8.018% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	5,411,765	5,377,248
500,000	[2]	Ulker Biskuvi Sanayi AS, 8.065% (6-month USLIBOR +3.250%), 4/20/2023	2/18/2021	500,750	492,909
894,737	[2,3,4,5,6]	Vicentin SAIC II, 10.079% (3-month USLIBOR +6.000%), 12/22/2021	1/8/2018- 2/21/2018	894,737	134,210
		TOTAL			6,261,451

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—11.3%
$11,000,000	[2]	Azule Energy Holding Ltd., 8.300% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	$11,000,000	$ 11,003,103
11,000,000	[2]	CC Energy Development Ltd., 8.164% (SOFR +3.750%), 7/1/2028	8/31/2022	11,000,000	11,000,000
8,000,000	[2]	Chrysaor E&P Finance Ltd., 6.225% (1-month USLIBOR +3.110%), 11/23/2027	8/2/2021	7,976,000	7,968,490
9,511,651	[2]	FPF005 PTE Ltd. Singapore, Inc., 7.329% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	10,027,717	9,511,651
366,065	[2]	Prime Oil and Gas BV, 6.865% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	363,319	363,669
307,692	[2]	SOCAR Energy ’18, 6.750% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	306,308	307,692
5,000,000	[2]	SOCAR Energy, 6.939% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,000,000	5,000,000
4,400,000	[2]	Sonangol Finance Ltd., 6.916% (1-month USLIBOR +5.250%), 9/30/2026	5/17/2022- 11/4/2022	4,356,000	4,400,000
12,291,253	[2]	Sonangol Finance Ltd., 8.633% (2-month USLIBOR +4.250%), 12/20/2023	6/16/2021- 12/16/2022	12,156,287	12,291,253
2,500,000		State Oil Co Of The Azer, 6.208%, 2/22/2024	5/4/2021	2,484,625	2,494,009
		TOTAL			64,339,867
		Energy - Gas Distribution—1.5%
7,395,102		Venture Global Calcasieu Pass LLC, 7.008%, 8/19/2026	12/17/2021- 7/18/2022	7,376,516	7,395,102
1,137,333	[2]	Venture Global Plaquemines LNG LLC, 6.275% (SOFR +1.975%), 5/25/2029	12/15/2022	1,137,333	1,137,333
		TOTAL			8,532,435
		Energy - Integrated Energy—1.2%
4,986,667	[2]	Staatsolie Maatschappij Suriname NV, 5.630% (SOFR +3.030%), 1/25/2028	6/30/2021	4,986,667	4,866,221
2,228,430	[2]	Staatsolie Maatschappij Suriname NV, 6.858% (3-month USLIBOR +4.358%), 1/25/2028	6/30/2021	2,228,430	2,174,605
		TOTAL			7,040,826
		Energy - Oil Refining and Marketing—11.6%
8,358,192		Curacao Oil (Curoil) NV, 9.470%, 2/28/2023	12/29/2022	8,224,105	8,224,105
369,828	[2]	Dangote, 10.060% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	365,368	367,803
3,764,480		Pakistan, Government of, 3.693%, 2/24/2023	12/28/2021- 2/24/2022	5,107,912	3,764,480
2,013,423	[2]	Preem AB, 7.650% (1-month USLIBOR +3.850%), 6/21/2025	10/21/2022- 12/23/2022	2,013,423	2,013,423
EUR 4,812,053		Societe Natio D Electr Du Sen 2021 Eur Term Loan, 3.916%, 2/23/2023	9/12/2022- 10/20/2022	4,785,229	5,125,530
$ 1,095,500	[2]	Trafigura Pte Ltd., 3.302% (1-month USLIBOR +2.750%), 3/14/2023	9/29/2021	1,095,500	1,095,500
8,932,385	[2]	Trafigura Pte Ltd., 5.080% (1-month USLIBOR +2.000%), 9/30/2023	9/23/2022	8,932,386	8,932,386
5,250,000	[2]	Trafigura Pte Ltd., 6.172% (1-month USLIBOR +2.000%), 6/30/2023	12/20/2022	5,250,000	5,250,000
5,750,000	[2]	Trafigura Pte Ltd., 6.229% (1-month USLIBOR +2.000%), 5/5/2023	12/20/2022	5,750,000	5,750,000
7,578,229	[2]	Trafigura Pte Ltd., 7.664% (1-month USLIBOR +3.750%), 3/31/2025	3/16/2022	7,720,406	7,578,229
5,967,225	[2]	Tupi Nordeste SARL, 6.769% (3-month USLIBOR +1.900%), 6/15/2023	7/21/2022	5,838,930	5,967,225
12,000,000	[2]	Yinson Bornia Production, 5.970% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	12,000,000	12,000,000
		TOTAL			66,068,681
		Farming & Agriculture—1.9%
10,513,274	[2]	Cocobod PXF 2023 Facility Drawdown, 4.770% (SOFR +1.750%), 8/31/2023	10/24/2022- 11/30/2022	10,513,274	10,500,122
		Finance/Banks/Brokers—0.1%
352,941	[2]	Banco del Pacifico, 10.399% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	352,941	352,840
		Food Products—0.5%
2,644,316	[2]	Coruripe, 6.573% (SOFR +2.250%), 2/28/2023	10/19/2022	4,525,130	2,640,205

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—13.1%
EUR 529,600	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.302% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	$ 582,180	$ 566,910
$ 2,667,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 10.752% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	2,693,670	2,667,000
7,593,407		Bangladesh, Government of, 5.808%, 6/12/2023	12/7/2022	4,371,625	7,573,025
EUR 4,800,000		Benin, Government of, 1.870%, 12/21/2026	12/21/2021	5,415,841	4,695,407
5,200,000	[2]	Benin, Government of, 6.996% (6-month EURIBOR +6.996%), 12/21/2026	12/23/2021	5,893,941	5,557,053
533,337		Burkina Faso, Government of, 3.300%, 1/22/2023	4/19/2022	575,284	570,420
20,139		Cote D’Ivoire, Government of, 4.875%, 12/7/2022	12/7/2022	21,207	21,558
5,000,000		Cote D’Ivoire, Government of, 5.356%, 5/22/2023	11/18/2022	5,019,800	5,352,247
5,444,600		Cote D’Ivoire, Government of, 5.175%, 12/31/2025	10/4/2019- 8/25/2021	6,330,792	5,573,877
$ 2,208,289		Egypt, Government of, 2.475%, 3/13/2023	12/20/2021- 3/15/2022	2,816,955	2,205,687
10,416,347		Egypt, Government of, 3.680%, 11/24/2023	1/4/2022- 11/24/2022	10,524,778	10,235,379
6,000,000	[2]	Energy Development Oman, 7.338% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	5,969,544	6,000,000
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 5.113% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	4,114,075	3,380,637
10,000,000		Senegal, Government of, 2.800%, 4/15/2023	11/24/2022	10,000,000	10,686,417
$ 312,500	[2]	Sharjah Govt., 4.344% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	310,937	312,500
8,666,531	[2]	Nigeria, Republic of, 10.503% (90-DAY AVERAGE SOFR +5.950%), 12/30/2023	9/1/2022- 12/19/2022	8,666,531	8,666,531
		TOTAL			74,064,648
		Gas Distributor—1.4%
7,865,294	[2]	Fermaca Pipeline la Laguna, S. de R.L. de C.V., 7.229% (3-month USLIBOR +2.500%), 12/31/2024	6/30/2022	7,707,988	7,862,816
		Lease—2.4%
4,936,751		AerCap Holdings NV, 6.291%, 12/31/2025	11/23/2021	8,903,595	4,887,937
9,000,000	[2]	Far East Horizon Ltd., 6.136% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	8,616,113
		TOTAL			13,504,050
		Metals & Mining—1.7%
10,000,000	[2]	Navoi Mining and Metallurgical Company, 5.855% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	11/26/2021	10,000,000	9,848,106
		Oil Field Services—2.0%
11,405,625	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 6.950% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022- 11/4/2022	11,405,624	11,405,625
		Supranational—2.8%
9,000,000	[2]	Africa Finance Corp., 5.629% (3-month USLIBOR +0.900%), 1/17/2025	3/11/2022	9,002,250	9,000,000
7,000,000		African Export-Import Bank (Afreximbank), 2.947%, 9/5/2023	3/10/2022- 9/6/2022	7,000,000	6,904,082
		TOTAL			15,904,082
		Technology Hardware & Equipment—1.3%
7,160,312		Datatec PLC, 5.650%, 2/24/2023	10/24/2022- 12/23/2022	7,054,344	7,160,312
		Telecommunications - Wireless—4.1%
10,000,000	[2]	IHS Holding Ltd., Cayman Island, Inc., 8.134% (SOFR +3.750%), 10/28/2025	5/18/2022	9,925,000	9,929,635
EUR 6,100,000	[2]	PTI Iberica IV, Spanish, Inc., 3.745% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021- 12/22/2022	7,114,889	6,476,603
$ 7,000,000	[2]	PTI, Spain ETVE, S.L.U., 8.300% (SOFR +4.000%), 8/10/2027	11/21/2022	6,951,000	6,964,195
		TOTAL			23,370,433

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Airlines—0.2%
$ 1,392,703	[2]	Avolon Aerospace, 3.026% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	$ 1,399,318	$ 1,318,884
		Transportation - Transport Infrastructure/Services—3.5%
219,895	[2]	Asyaport, 7.456% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	219,895	219,895
11,500,000		Engie Energia Chile SA, 5.822%, 1/3/2023	10/6/2022	11,336,340	11,492,826
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 6.770% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,001	8,076,985
		TOTAL			19,789,706
		Utility - Electric-Generation—5.5%
$11,000,000		AES Andes SA, 5.456%, 3/10/2023	11/14/2022	10,813,184	10,822,966
5,400,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 9.337% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	5,346,000	5,378,277
7,000,000	[2]	Karpower International B.V., 11.310% (SOFR +6.000%), 3/22/2023	4/27/2022	7,000,000	6,996,964
3,333,333	[2]	Karpower International B.V., 13.603% (6-month USLIBOR +8.500%), 11/16/2023	5/25/2022	3,333,333	3,334,686
3,527,264	[2]	Karpowership, 8.027% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	3,497,565	3,529,743
392,940	[2]	SMN Barka Power Company S.A.O.C., 5.308% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	361,505	380,147
923,077	[2]	The Sharjah Electricity and Water Authority, 5.592% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	921,502	923,077
		TOTAL			31,365,860
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $503,807,787)			498,845,127
		INVESTMENT COMPANY—8.3%
47,287,880		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.36%[7] (IDENTIFIED COST $47,259,333)			47,278,422
		TOTAL INVESTMENT IN SECURITIES—96.3% (IDENTIFIED COST $551,067,120)			546,123,549
		OTHER ASSETS AND LIABILITIES - NET—3.7%[8]			20,995,884
		TOTAL NET ASSETS—100%			$567,119,433
At December 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/6/2023	State Street Bank & Trust Co.	2,200,000	EUR	$2,223,548	$(136,580)
2/6/2023	State Street Bank & Trust Co.	4,500,000	EUR	$4,524,198	$(303,337)
2/6/2023	State Street Bank & Trust Co.	14,700,000	EUR	$14,902,515	$(867,432)
2/6/2023	State Street Bank & Trust Co.	29,336,720	EUR	$28,717,272	$(2,754,735)
3/15/2023	State Street Bank & Trust Co.	10,000,000	EUR	$10,621,827	$(134,010)
3/15/2023	Barclays Bank PLC Wholesale	9,975,000	EUR	$10,829,898	$100,950
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(4,095,144)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,118,576 and $3,149,431, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$24,856,836
Purchases at Cost	$404,189,818
Proceeds from Sales	$(381,797,868)
Change in Unrealized Appreciation/Depreciation	$18,129
Net Realized Gain/(Loss)	$11,507
Value as of 12/31/2022	$47,278,422
Shares Held as of 12/31/2022	47,287,879
Dividend Income	$1,618,737

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2022, these restricted securities amounted to
$498,845,127, which represented 88.0% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$498,845,127	$498,845,127
Investment Company	47,278,422	—	—	47,278,422
TOTAL SECURITIES	$47,278,422	$—	$498,845,127	$546,123,549
Other Financial Instruments[1]
Assets	$—	$100,950	$—	$100,950
Liabilities	—	(4,196,094)	—	(4,196,094)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(4,095,144)	$—	$(4,095,144)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$513,257,286
Accreted/amortized discount/premiums	1,484,182
Realized gain (loss)	(5,023,236)
Change in unrealized appreciation/depreciation	6,020,378
Purchases	441,898,507
(Sales)	(458,791,990)
Balance as of 12/31/2022	$498,845,127
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2022	$(11,423,642)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate